Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000006504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		6.01%	5.85%	10.99%
C000006509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	7.63%	6.00%	10.81%
C000006510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	10.68%	6.32%	10.82%
C000107817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(0.15%)	3.59%	7.49%
C000107818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	1.13%	3.69%	7.32%
C000107819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	4.13%	4.04%	7.32%
C000159993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		12.28%	6.29%		7.18%	[5]
C000159994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[6]	14.14%	6.42%		7.01%	[7]
C000159995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[8]	17.16%	6.73%		7.00%	[9]
C000160011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		13.88%	11.15%		7.68%	[10]
C000160012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[11]	15.93%	11.35%		7.49%	[12]
C000160013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[13]	18.87%	11.60%		7.49%	[14]
Without Sales Load [Member] | C000006504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		12.48%	7.11%	11.65%
Without Sales Load [Member] | C000006509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.63%	6.31%	10.81%
Without Sales Load [Member] | C000006510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.68%	6.32%	10.82%
Without Sales Load [Member] | C000006511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.78%	7.37%	11.93%
Without Sales Load [Member] | C000006513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.70%	6.32%	10.82%
Without Sales Load [Member] | C000006515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		12.22%	6.84%	11.37%
Without Sales Load [Member] | C000006516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		12.50%	7.11%	11.65%
Without Sales Load [Member] | C000006505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.79%	7.38%	11.92%
Without Sales Load [Member] | C000124428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		12.90%	7.50%	12.05%
Without Sales Load [Member] | C000107817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		5.94%	4.83%	8.13%
Without Sales Load [Member] | C000107818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.13%	4.04%	7.32%
Without Sales Load [Member] | C000107819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.13%	4.04%	7.32%
Without Sales Load [Member] | C000107820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.17%	5.08%	8.39%
Without Sales Load [Member] | C000107821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.09%	4.03%	7.31%
Without Sales Load [Member] | C000107822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.67%	4.55%	7.85%
Without Sales Load [Member] | C000107823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		5.95%	4.82%	8.13%
Without Sales Load [Member] | C000107824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.15%	5.09%	8.38%
Without Sales Load [Member] | C000124429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.28%	5.18%	8.50%
Without Sales Load [Member] | C000159993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		19.13%	7.56%		7.82%	[5]
Without Sales Load [Member] | C000159994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		18.14%	6.73%		7.01%	[7]
Without Sales Load [Member] | C000159995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		18.16%	6.73%		7.00%	[9]
Without Sales Load [Member] | C000159996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		19.31%	7.81%		8.08%	[15]
Without Sales Load [Member] | C000159997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		19.07%	7.46%		7.37%	[16]
Without Sales Load [Member] | C000159998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		18.74%	7.27%		7.55%	[17]
Without Sales Load [Member] | C000159999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		19.06%	7.55%		7.81%	[18]
Without Sales Load [Member] | C000160000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		19.37%	7.81%		8.08%	[19]
Without Sales Load [Member] | C000160001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		19.43%	7.90%		8.17%	[20]
Without Sales Load [Member] | C000160011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		20.82%	12.48%		8.32%	[10]
Without Sales Load [Member] | C000160012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		19.93%	11.61%		7.49%	[12]
Without Sales Load [Member] | C000160013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		19.87%	11.60%		7.49%	[14]
Without Sales Load [Member] | C000160014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		21.08%	12.73%		8.57%	[21]
Without Sales Load [Member] | C000160015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		19.83%	11.59%		7.49%	[22]
Without Sales Load [Member] | C000160016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		20.49%	12.17%		8.03%	[23]
Without Sales Load [Member] | C000160017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		20.73%	12.43%		8.31%	[24]
Without Sales Load [Member] | C000160018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		21.02%	12.72%		8.57%	[25]
Without Sales Load [Member] | C000160019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		21.20%	12.83%		8.66%	[26]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[27]	15.84%	14.11%	13.98%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[28]	15.79%	12.00%	11.10%
MSCI Emerging Markets Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Average Annual Return, Percent	[29]	16.80%	5.21%		7.07%	[5]
MSCI All Country World ex US Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent	[30]	15.42%	8.94%		7.58%	[10]
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent	[27]	26.42%	11.01%	12.96%
MSCI All Country World Small Mid Cap Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Mid Cap Index (net div)
Average Annual Return, Percent	[28]	13.98%	10.19%	8.81%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[6]	Assuming redemption at the end of the applicable period.
[7]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[8]	Assuming redemption at the end of the applicable period.
[9]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[10]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[11]	Assuming redemption at the end of the applicable period.
[12]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[13]	Assuming redemption at the end of the applicable period.
[14]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[15]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[16]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[17]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[18]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[19]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[20]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[21]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[22]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[23]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[24]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[25]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[26]	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
[27]	Source: FactSet Research Systems Inc.
[28]	Source: FactSet Research Systems Inc.
[29]	Source: FactSet Research Systems Inc.
[30]	Source: FactSet Research Systems Inc.